CERTAIN TRANSACTIONS (Details 1) (Microdose Therpeutix [Member], USD $) In Millions, unless otherwise specified	Sep. 30, 2013
Microdose Therpeutix [Member]
Business Acquisition Cost Of Acquired Entity Purchase Price [Abstract]
Purchase price in US dollars	$ 40